Membership Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Membership Interests [Abstract]
Schedule Of Distributions Paid

Declaration Date	Payment Date	Amount
July 30, 2014	July 31, 2014	$71
April 30, 2014	May 1, 2014	57
February 19, 2014	February 20, 2014	$53

During 2013, our board of directors declared, and we paid the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 29, 2013	October 31, 2013	$95
July 31, 2013	August 1, 2013	$95
May 1, 2013	May 2, 2013	$70
February 13, 2013	February 15, 2013	$50

During 2012, our board of directors declared, and we paid the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2012	October 30, 2012	$70
July 25, 2012	July 31, 2012	$50
April 25, 2012	May 1, 2012	$60
February 14, 2012	February 21, 2012	$45

Schedule Of Changes To Membership Interests

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2013	$7,457	$(48)	$7,409
Net income	355	-	355
Distributions	(181)	-	(181)
Net effects of cash flow hedges (net of tax)		2	2
Defined benefit pension plans (net of tax)	-	(1)	(1)
Balance at September 30, 2014	$7,631	$(47)	$7,584

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2012	$7,335	$(31)	$7,304
Net income	329	-	329
Distributions	(215)	-	(215)
Net effects of cash flow hedges (net of tax)		3	3
Defined benefit pension plans (net of tax)	-	(1)	(1)
Other	(1)	-	(1)
Balance at September 30, 2013	$7,448	$(29)	$7,419

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2013	$(26)	$(22)	$(48)
Defined benefit pension plans (net of tax)	-	(1)	(1)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at September 30, 2014	$(24)	$(23)	$(47)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax)	-	(1)	(1)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	3	-	3
Balance at September 30, 2013	$(25)	$(4)	$(29)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax)	-	(19)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2013	$(26)	$(22)	$(48)